Summary of Significant Accounting Policies - Summary of Basic And Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income (loss)	$ 17,568,412	$ (10,506,796)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income (loss)	$ 14,054,730	$ (8,186,784)
Weighted average shares outstanding	27,600,000	24,348,493
Basic and diluted net income (loss) per ordinary share	$ 0.51	$ (0.34)
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income (loss)	$ 3,513,682	$ (2,320,012)
Weighted average shares outstanding	6,900,000	6,900,000
Basic and diluted net income (loss) per ordinary share	$ 0.51	$ (0.34)